UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     January 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $59,975 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMICUS THERAPEUTICS INC        COM              03152W109      322    69938 SH       69938                       0        0    69938
BRISTOL MYERS SQUIBB CO        COM              110122108     3821   144301 SH       144301                      0        0   144301
BUNGE LIMITED                  COM              G16962105     1677    25600 SH       25600                       0        0    25600
CALPINE CORP                   COM NEW          131347304     2136   160100 SH       160100                      0        0   160100
CONOCOPHILLIPS                 COM              20825C104      327     4800 SH       4800                        0        0     4800
CREE INC                       COM              225447101      494     7500 SH       7500                        0        0     7500
CROSS TIMBERS RTY TR           TR UNIT          22757R109      772    19365 SH       19365                       0        0    19365
DELL INC                       COM              24702R101     1507   111200 SH       111200                      0        0   111200
EXXON MOBIL CORP               COM              30231G102      463     6333 SH       6333                        0        0     6333
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     2195   160437 SH       160437                  10000        0   150437
FIFTH THIRD BANCORP            COM              316773100      171    11660 SH       11660                       0        0    11660
GENERAL DYNAMICS CORP          COM              369550108     1882    26520 SH       26520                       0        0    26520
GENERAL ELECTRIC CO            COM              369604103     1937   105915 SH       105915                      0        0   105915
GERON CORP                     COM              374163103     2292   443417 SH       443417                  50000        0   393417
HEALTHCARE RLTY TR             COM              421946104      929    43866 SH       43866                       0        0    43866
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     1545    75303 SH       75303                       0        0    75303
INTEL CORP                     COM              458140100     2695   128127 SH       128127                      0        0   128127
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104       94    10500 SH       10500                       0        0    10500
LEUCADIA NATL CORP             COM              527288104     2373    81309 SH       81309                       0        0    81309
M D C HLDGS INC                COM              552676108      550    19100 SH       19100                       0        0    19100
MICROSOFT CORP                 COM              594918104     2108    75485 SH       75485                       0        0    75485
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104     1957   361760 SH       361760                  15000        0   346760
NEWMONT MINING CORP            COM              651639106     2058    33500 SH       33500                       0        0    33500
NVIDIA CORP                    COM              67066G104     2666   173133 SH       173133                  10000        0   163133
OWENS ILL INC                  COM NEW          690768403      215     7000 SH       7000                        0        0     7000
PFIZER INC                     COM              717081103      286    16333 SH       16333                       0        0    16333
PICO HLDGS INC                 COM NEW          693366205     3226   101433 SH       101433                   4000        0    97433
PLUM CREEK TIMBER CO INC       COM              729251108      318     8500 SH       8500                        0        0     8500
PULTE GROUP INC                COM              745867101     1913   254399 SH       254399                  10000        0   244399
QUALCOMM INC                   COM              747525103     1835    37075 SH       37075                       0        0    37075
REDWOOD TR INC                 COM              758075402     2185   146346 SH       146346                  10000        0   136346
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      587    24936 SH       24936                       0        0    24936
SATCON TECHNOLOGY CORP         COM              803893106      405    90100 SH       90100                   40000        0    50100
SENECA FOODS CORP NEW          CL B             817070105     2130    82389 SH       82389                    4149        0    78240
SENECA FOODS CORP NEW          CL A             817070501     3638   134842 SH       134842                  32406        0   102436
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104      219     3900 SH       3900                        0        0     3900
SUNCOR ENERGY INC NEW          COM              867224107      306     8000 SH       8000                        0        0     8000
TESSERA TECHNOLOGIES INC       COM              88164L100     1750    79000 SH       79000                    7500        0    71500
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      268     5135 SH       5135                        0        0     5135
VISTA GOLD CORP                COM NEW          927926303      562   235163 SH       235163                   9997        0   225166
WAL MART STORES INC            COM              931142103     3161    58612 SH       58612                       0        0    58612